The James Advantage Funds

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(the “Fund(s)”)

Supplement dated December 28, 2023 to the Prospectus and Summary Prospectus for

each Fund, each dated November 1, 2023, and the Statement of Additional Information (“SAI”)

for the Funds, dated November 1, 2023

PORTFOLIO MANAGER UPDATE

Effective December 27, 2023, Moustapha Mounah no longer serves as a portfolio manager of each Fund. Therefore, all references to Moustapha Mounah in each Fund’s Summary Prospectus and Prospectus, and in the Funds’ SAI are hereby removed. Accordingly, the Investment Committee is reduced from seven to six members while maintaining two advisors.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Prospectuses, Summary Prospectuses, and SAI have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Funds’ Prospectuses, Summary Prospectuses, and SAI, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.